Advances from FHLB (Annual Principal Obligations) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Advances from FHLB [Abstract]
2013	$ 23,051
2014	9,079
2015	5,000
Advances from Federal Home Loan Banks, Total	37,130	34,421
Advances from Federal Home Loan Banks	$ 37,130	$ 34,421